Average Annual Total Returns - First Trust Rising Dividend Achievers ETF	First Trust Rising Dividend Achievers ETF 1 Year	First Trust Rising Dividend Achievers ETF 5 Years	First Trust Rising Dividend Achievers ETF Since Inception	First Trust Rising Dividend Achievers ETF Inception Date	First Trust Rising Dividend Achievers ETF After tax on distributions 1 Year	First Trust Rising Dividend Achievers ETF After tax on distributions 5 Years	First Trust Rising Dividend Achievers ETF After tax on distributions Since Inception	First Trust Rising Dividend Achievers ETF After tax on distributions and sale of fund shares 1 Year	First Trust Rising Dividend Achievers ETF After tax on distributions and sale of fund shares 5 Years	First Trust Rising Dividend Achievers ETF After tax on distributions and sale of fund shares Since Inception	NASDAQ US Rising Dividend Achievers Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Rising Dividend Achievers Index (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ US Rising Dividend Achievers Index (reflects no deduction for fees, expenses or taxes) Since Inception	Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	13.30%	16.02%	12.51%	Jan. 06, 2014	12.44%	15.17%	11.63%	7.78%	12.45%	9.66%	13.96%	16.68%	13.11%	(4.56%)	9.25%	8.73%